Offerings - Offering: 1	May 25, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value per share
Amount Registered | shares	5,762,698
Proposed Maximum Offering Price per Unit	0.67
Maximum Aggregate Offering Price	$ 3,861,007.66
Fee Rate	0.01381%
Amount of Registration Fee	$ 533.21
Offering Note	This Registration Statement on Form S-8 (this “Registration Statement”) covers additional ordinary shares, no par value (“Ordinary Shares”), of Primech Holdings Ltd. (the “Registrant”), that may become issuable under the Primech Holdings Ltd 2025 Equity Incentive Plan (the “Plan”). Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover additional Ordinary Shares which may become issuable by reason of any stock split, stock dividend, recapitalization, or other similar transaction effected without consideration which results in the increase in the number of the Registrant’s outstanding Ordinary Shares. Any Ordinary Shares covered by an award granted under the Plan (or portion of an award) that terminates, expires or lapses for any reason will be deemed not to have been issued for purposes of determining the maximum aggregate number of Ordinary Shares that may be issued under the Plan.

Represents additional Ordinary Shares reserved for issuance under the Plan.

Estimated for the purpose of calculating the registration fee in accordance with Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low prices of the Ordinary Shares reported on Nasdaq on May 29, 2025, which was US$0.67 per share.